Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3.     INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,125,000 Units at a purchase price of $10.00 per Unit, inclusive of 2,625,000 Units sold to the underwriters upon the underwriters’ election to exercise their over-allotment option in full. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share (see Note 8).

NOTE 4.     INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 20,125,000 Units at a purchase price of $10.00 per Unit, inclusive of 2,625,000 Units sold to the underwriters upon the underwriters’ election to exercise their over-allotment option in full. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share (see Note 8).